SHARE-BASED PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Awards Outstanding
The number of share options and warrants outstanding under the Plan and the Founders’ Awards as at December 31, 2024, 2023, and 2022 were as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2024	5,852,864	8.25
Granted	41,787	8.47
Forfeited	(202,093)	13.13
Exercised	(434,454)	4.77
Expired	(35,416)	13.46
Awards outstanding as of December 31, 2024	5,222,688	8.32
Awards exercisable as of December 31, 2024	833,390	9.22

Awards outstanding as of January 1, 2023	5,562,984	8.03
Granted	359,666	11.50
Forfeited	(26,042)	9.94
Exercised	(39,786)	4.10
Expired	(3,958)	14.61
Awards outstanding as of December 31, 2023	5,852,864	8.25
Awards exercisable as of December 31, 2023	825,897	7.73

Awards outstanding as of January 1, 2022	4,911,770	7.49
Granted	875,544	9.89
Forfeited	(19,330)	9.89
Repurchased	(200,000)	3.52
Exercised	(5,000)	3.52
Awards outstanding as of December 31, 2022	5,562,984	8.03

Awards exercisable as of December 31, 2022	376,563	6.73

Summary of Weighted Average Assumptions used in Black-Scholes Option Pricing Model to Determine Fair Value of Other Options and Warrants Granted
The options granted during the years ended December 31, 2024, 2023 and 2022 were valued using the Black-Scholes model with the following assumptions:

	Years ended December 31,
	2024	2023			2022
Exercise price, USD	8.47	8.97	—	13.19	7.54	—	11.68
Share price, USD	8.47	8.97	—	13.19	7.54	—	11.68
Risk free rate	4.4%	3.7%	—	4.5%	1.5%	—	3.8%
Estimated volatility (1)	35%	45%			45%		50%
Expected dividend yield	nil	nil			nil
Expected term in years	4	4	—	4.6	3.8	—	4.6
(1) Estimated volatility is based on historical volatility of comparable companies.
Summary of RSU and Restricted Shares Activity
A summary of the RSU activity as of and for the year ended December 31, 2024 is as follows:

	NUMBER OF SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE, USD
Outstanding as of January 1, 2024	—	—
Granted	628,515	9.42
Forfeited	(16,684)	9.26
Outstanding as of December 31, 2024	611,831	9.42

Restricted Shares

During the years ended December 31, 2024, 2023 and 2022, the following restricted shares were issued to non-executive directors in connection with their service on the board of directors. The shares were valued using the Finnerty model, with the main input data being the underlying issued price, and had a restricted periods of one year for the years ended December 31, 2024 and 2023 and between one and three years for the year ended, December 31, 2022.

	Year Ended December 31,
	2024	2023	2022
Restricted Shares granted	56,995	33,194	32,942
Price per share high	8.47	10.13	9.27
Price per share low	8.47	10.13	7.87

Summary of Share-based Payment Expense
Share-based Payment Expense

	Year ended December 31,
	2024	2023	2022
Share options expense	1,963	3,124	3,132
RSU expense	2,479	—	—
Restricted shares expense	475	483	82
Other share based related expenses	36	—	—
Share-based payment expense	4,953	3,607	3,214

	As of December 31,
	2024	2023
Unrecognized share-based payment expense, USD
Equity classified share options (excluding Founder Awards)	887	2,852
Founders Awards	2,821	4,125
RSUs	3,223	—

Weighted average remaining amortization period, years
Equity classified share options (excluding Founder Awards)	1.34	2.36
Founders Awards	3.23	4.19
RSUs	1.63	n/a